BUSINESS COMBINATIONS (Acquisitions) (Details) - USD ($)							3 Months Ended								5 Months Ended	12 Months Ended
	Jul. 28, 2017	Jul. 01, 2016	Mar. 04, 2016	Feb. 26, 2016	Apr. 03, 2015	Jan. 15, 2015	Dec. 29, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Jul. 03, 2015	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016	Jan. 02, 2015	Jan. 20, 2017
BUSINESS COMBINATIONS
Cash paid at closing																$ 8,501,000
Contingent consideration							$ 5,178,000									$ 5,178,000
Percentage on costs incurred to provide administrative services																10.00%
Consideration for acquisitions
Cash paid, net of cash acquired																$ 14,603,000	$ 8,857,000	$ 8,168,000
Other payable for working capital adjustment																113,000
Issuance of common stock																1,484,000
Issuance of notes payable																4,250,000
Contingent consideration							5,178,000									5,178,000
Deferred purchase price, payable in 24 monthly installments																4,250,000
Total consideration																19,413,000
Allocation of acquired assets
Cash																		332,000
Property, plant and equipment																		244,000
Liabilities																		(512,000)
Other assets, net																		536,000
Goodwill							38,184,000				$ 21,947,000					38,184,000	21,947,000	16,097,000
Net assets acquired																		19,413,000
Revenue and Income from operations
Revenues							64,161,000	$ 69,007,000	$ 71,833,000	$ 68,351,000	57,425,000	$ 58,660,000	$ 58,941,000	$ 33,915,000		273,352,000	208,941,000	135,103,000
Operating Income (Loss)							2,994,000	$ 4,183,000	$ 4,563,000	$ 1,964,000	$ 2,689,000	$ 3,053,000	$ 3,964,000	$ 1,838,000		13,704,000	11,544,000	7,530,000
General and administrative expenses
Revenue and Income from operations
Acquisition costs																		200,000	$ 300,000
License to bid
Allocation of acquired assets
Intangible assets																		308,000
Backlog
Allocation of acquired assets
Intangible assets																		348,000
Tradename
Allocation of acquired assets
Intangible assets																		1,049,000
Non-compete agreements
Allocation of acquired assets
Intangible assets																		1,011,000
Genesys
BUSINESS COMBINATIONS
Consideration in Common Stock (in shares)			255,808
Cash paid at closing		$ 2,900,000		$ 6,000,000
Consideration for acquisitions
Cash paid, net of cash acquired			$ 8,857,000
Other receivable for working capital adjustment			(604,000)
Issuance of common stock			2,228,000
Issuance of notes payable			4,569,000
Deferred purchase price, payable in 24 monthly installments			4,569,000
Total consideration			$ 15,050,000	$ 15,100,000
Common stock shares issued			255,808
Tax deductible goodwill			$ 6,200,000
Allocation of acquired assets
Current assets			14,952,000
Non-current assets			36,000
Cash			101,000
Property, plant and equipment			117,000
Liabilities			(12,643,000)
Goodwill			6,167,000
Net assets acquired			15,050,000
Unaudited pro forma financial information
Pro forma revenue																	222,914,000	167,479
Pro forma income from operations																	12,504,000	7,755,000
Pro forma net income																	$ 8,907,000	$ 4,498,000
Earnings per share:
Basic (in dollars per share)																	$ 1.08	$ 0.57
Diluted (in dollars per share)																	$ 1.04	$ 0.55
Weighted-average shares outstanding:
Basic (in shares)																	8,219	7,834
Diluted (in shares)																	8,565	8,113
Revenue and Income from operations
Revenues																64,700,000
Operating Income (Loss)																1,700,000
Acquisition costs																0
Genesys | General and administrative expenses
Revenue and Income from operations
Acquisition costs																	$ 71,000	$ 200,000
Genesys | Customer relationships
Allocation of acquired assets
Intangible assets			3,260,000
Genesys | Backlog
Allocation of acquired assets
Intangible assets			1,050,000
Genesys | Tradename
Allocation of acquired assets
Intangible assets			1,690,000
Genesys | Non-compete agreements
Allocation of acquired assets
Intangible assets			$ 320,000
Abacus and 360 Energy
BUSINESS COMBINATIONS
Cash paid at closing						$ 5,400,000
Unaudited pro forma financial information
Pro forma revenue																		135,576,000	130,181,000
Pro forma income from operations																		8,204,000	12,162,000
Pro forma net income																		$ 4,759,000	$ 12,162,000
Earnings per share:
Basic (in dollars per share)																		$ 0.61	$ 1.62
Diluted (in dollars per share)																		$ 0.59	$ 1.57
Weighted-average shares outstanding:
Basic (in shares)																		7,834	7,488
Diluted (in shares)																		8,113	7,739
Abacus and 360 Energy | Term Note | BMO
BUSINESS COMBINATIONS
Amount borrowed to finance acquisition						2,000,000	2,000,000									2,000,000				$ 1,500,000
Abacus, 360 Energy and Economist, LLC
Consideration for acquisitions
Contingent consideration including accretion related to contingent consideration							4,500,000									4,500,000
Accretion of contingent consideration																21,000
Tax deductible goodwill																		$ 16,100,000
Revenue and Income from operations
Revenues																23,800,000
Operating Income (Loss)																1,300,000
360 Energy
BUSINESS COMBINATIONS
Maximum contingent consideration to be paid						6,500,000	1,500,000									1,500,000
Cash paid at closing																4,875,000
Increased contingent consideration						$ 300,000
Contingent consideration							4,221,000									$ 4,221,000
Term of performance goal																3 years
Consideration for acquisitions
Issuance of common stock																$ 571,000
Issuance of notes payable																3,000,000
Contingent consideration							4,221,000									4,221,000
Deferred purchase price, payable in 24 monthly installments																3,000,000
Total consideration																12,667,000
Allocation of acquired assets
Property, plant and equipment																		166,000
Other assets, net																		41,000
Goodwill																		10,773,000
Net assets acquired																		12,667,000
360 Energy | Common Stock
BUSINESS COMBINATIONS
Consideration in Common Stock (in shares)						47,348,000
Consideration for acquisitions
Common stock shares issued						47,348,000
360 Energy | Maximum
Consideration for acquisitions
Total consideration						$ 15,000,000
360 Energy | Backlog
Allocation of acquired assets
Intangible assets																		158,000
360 Energy | Tradename
Allocation of acquired assets
Intangible assets																		669,000
360 Energy | Non-compete agreements
Allocation of acquired assets
Intangible assets																		860,000
Abacus
BUSINESS COMBINATIONS
Maximum contingent consideration to be paid						800,000
Amount of contingent consideration not liable to pay																	800,000
Cash paid at closing						$ 2,500,000									$ 600,000	3,136,000
Contingent consideration							589,000									589,000
Consideration for acquisitions
Issuance of common stock																913,000
Issuance of notes payable																1,250,000
Contingent consideration							589,000									589,000
Deferred purchase price, payable in 24 monthly installments																1,250,000
Total consideration																5,888,000
Allocation of acquired assets
Cash																		332,000
Property, plant and equipment																		78,000
Liabilities																		(512,000)
Other assets, net																		495,000
Goodwill																		4,575,000
Net assets acquired																		5,888,000
Abacus | Common Stock
BUSINESS COMBINATIONS
Consideration in Common Stock (in shares)						75,758,000
Consideration for acquisitions
Common stock shares issued						75,758,000
Abacus | Maximum
Consideration for acquisitions
Total consideration						$ 6,100,000
Abacus | License to bid
Allocation of acquired assets
Intangible assets																		308,000
Abacus | Backlog
Allocation of acquired assets
Intangible assets																		161,000
Abacus | Tradename
Allocation of acquired assets
Intangible assets																		323,000
Abacus | Non-compete agreements
Allocation of acquired assets
Intangible assets																		128,000
Economists LLC
BUSINESS COMBINATIONS
Maximum contingent consideration to be paid					$ 600,000		200,000									200,000
Cash paid at closing					500,000											490,000
Contingent consideration							368,000									368,000
Consideration for acquisitions
Contingent consideration							368,000									368,000
Total consideration																858,000
Allocation of acquired assets
Goodwill																		749,000
Net assets acquired																		858,000
Economists LLC | Maximum
Consideration for acquisitions
Total consideration					$ 1,100,000
Economists LLC | Backlog
Allocation of acquired assets
Intangible assets																		29,000
Economists LLC | Tradename
Allocation of acquired assets
Intangible assets																		57,000
Economists LLC | Non-compete agreements
Allocation of acquired assets
Intangible assets																		$ 23,000
Integral Analytics, Inc
BUSINESS COMBINATIONS
Cash paid at closing	$ 15,000,000
Fair values of intangible assets																200,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities																(1,800,000)
Decreased other receivables																(100,000)
Contingent consideration	5,400,000
Accrued liabilities																(1,800,000)
Decrease in goodwill																(1,900,000)
Consideration for acquisitions
Cash paid, net of cash acquired	15,000,000
Other payable for working capital adjustment	113,000
Issuance of common stock	3,100,000
Contingent consideration	5,400,000
Total consideration	23,613,000
Contingent consideration including accretion related to contingent consideration							$ 5,600,000									5,600,000
Accretion of contingent consideration																300,000
Allocation of acquired assets
Current assets	626,000
Non-current assets	2,000
Cash	397,000
Property, plant and equipment	5,000
Liabilities	(946,000)
Goodwill	16,379,000
Net assets acquired	$ 23,613,000
Unaudited pro forma financial information
Pro forma revenue																275,622,000	227,504,000
Pro forma income from operations																11,991,000	10,107,000
Pro forma net income																$ 10,345,000	$ 7,627,000
Earnings per share:
Basic (in dollars per share)																$ 1.21	$ 0.92
Diluted (in dollars per share)																$ 1.13	$ 0.88
Weighted-average shares outstanding:
Basic (in shares)																8,541	8,310
Diluted (in shares)																9,155	8,656
Revenue and Income from operations
Revenues																$ 1,100,000
Operating Income (Loss)																1,100,000
Integral Analytics, Inc | General and administrative expenses
Revenue and Income from operations
Acquisition costs																$ 200,000
Integral Analytics, Inc | Common Stock
BUSINESS COMBINATIONS
Consideration in Common Stock (in shares)	90,611
Consideration for acquisitions
Common stock shares issued	90,611
Integral Analytics, Inc | Maximum
Consideration for acquisitions
Total consideration	$ 30,000,000
Integral Analytics, Inc | Customer relationships
Allocation of acquired assets
Intangible assets	1,700,000
Integral Analytics, Inc | Tradename
Allocation of acquired assets
Intangible assets	1,040,000
Integral Analytics, Inc | Developed technology
Allocation of acquired assets
Intangible assets	2,760,000
Integral Analytics, Inc | In-process technology
Allocation of acquired assets
Intangible assets	$ 1,650,000